Interests in unconsolidated structured entities (Detail 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[1],[2],[3],[4]	$ 4,501	$ 5,048	$ 6,070
Net fee and commission income		17,413	17,895	17,522
in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		(2)	(5)
Net fee and commission income		63	54
Other net income from financial instruments measured at fair value through profit or loss		11	29
Total income		72	78
Securitization vehicles | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		(1)	0
Other net income from financial instruments measured at fair value through profit or loss		19	0
Total income		19	1
Asset information	[5]	2,000	2,000
Client vehicles | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		0	(6)
Net fee and commission income		13	16
Other net income from financial instruments measured at fair value through profit or loss		(18)	8
Total income		(5)	18
Asset information	[6]	1,000	2,000
Investment funds | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		(1)	1
Net fee and commission income		50	39
Other net income from financial instruments measured at fair value through profit or loss		9	20
Total income		58	60
Asset information	[7]	42,000	18,000
UBS AG
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income	[1],[8],[9],[10],[11]	4,415	4,971	6,021
Net fee and commission income	[10]	17,460	17,930	17,550
Other net income from financial instruments measured at fair value through profit or loss	[10]	6,833	6,953	$ 5,640
UBS AG | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		(2)	(5)
Net fee and commission income		63	54
Other net income from financial instruments measured at fair value through profit or loss		11	29
Total income		72	78
UBS AG | Securitization vehicles | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		(1)	0
Other net income from financial instruments measured at fair value through profit or loss		19	0
Total income		19	1
Asset information	[5]	2,000	2,000
UBS AG | Client vehicles | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		0	(6)
Net fee and commission income		13	16
Other net income from financial instruments measured at fair value through profit or loss		(18)	8
Total income		(5)	18
Asset information	[6]	1,000	2,000
UBS AG | Investment funds | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		(1)	1
Net fee and commission income		50	39
Other net income from financial instruments measured at fair value through profit or loss		9	20
Total income		58	60
Asset information	[7]	$ 42,000	$ 18,000

[1]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b

[2]
Effective 1 January 2018, UBS adopted IFRS 9, Financial Instruments, which resulted in a prospective change in the classification of certain financial instruments. Refer to “Note 1c Changes in accounting policies and comparability and transition effects from the adoption of IFRS 9 Financial Instruments” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

[3]
Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

[4]
Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on the Group arising from the Investment Bank. Refer to Note 1b for more information.

[5]	Represents the amount of assets transferred to the respective securitization vehicles
[6]	Represents the amount of assets transferred to the respective client vehicles.
[7]	Represents the total net asset value of the respective investment funds.
[8]
Effective 1 January 2018, UBS AG adopted IFRS 9, Financial Instruments, which resulted in a prospective change in the classification of certain financial instruments. Refer to “Note 1c Changes in accounting policies and comparability and transition effects from the adoption of IFRS 9 Financial Instruments” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

[9]
Effective 1 January 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

[10]
Effective 1 January 2019, UBS AG, UBS Switzerland AG and certain other subsidiaries refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

[11]
Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on UBS AG arising from the Investment Bank. Refer to Note 1b for more information.